SHARE CAPITAL - Schedule of Changes in Share Capital (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Outstanding shares, balance at the beginning and end of the year (in shares)	222,622,889	222,622,889	222,622,889